Prepaid Expenses and Other (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Equity compensation	$ 165,000		$ 165,000
Amortization	$ 9,063	$ 0	$ 13,750	$ 0